As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end: September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedules of Investments.

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 85.04%

AEROSPACE & DEFENSE - 0.95%
Guidehouse, LLP, Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 5/01/2025 (b)	$393,025	$380,252
Leidos Innovations Corp., Senior Secured First Lien Term Loan 4.313% (1 Month LIBOR USD + 1.75%), 8/22/2025 (b)	746,054	737,041
TransDigm, Inc.
Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 6/09/2023 (b)	709,586	671,446
Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 8/22/2024 (b)	545,418	516,298
		2,305,037
AUTOMOTIVE - 1.36%
American Axle & Manufacturing, Inc.
Senior Secured First Lien Term Loan 4.76% (1 Month LIBOR USD + 2.25%, 0.750% Floor), 4/08/2024 (b)	526,393	500,402
Senior Secured First Lien Term Loan 4.74% (3 Month LIBOR USD + 2.25%, 0.750% Floor), 4/08/2024 (b)	357,509	339,857
American Tire Distributors Inc, Senior Secured First Lien Term Loan 6.636% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 8/30/2024 (b)(h)	2,872	2,365
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 4.839% (3 Month LIBOR USD + 2.25%), 11/07/2024 (b)	613,800	587,714
CWGS Group, LLC
Senior Secured First Lien Term Loan 5.129% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (b)	732,039	664,933
Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (b)	2,882	2,618
Navistar, Inc., Senior Secured First Lien Term Loan 5.89% (1 Month LIBOR USD + 3.50%), 11/06/2024 (b)	1,253,364	1,212,629
		3,310,518
BEVERAGE & FOOD - 1.39%
Dole Food Co., Inc.
Senior Secured First Lien Term Loan 5.182% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 4/08/2024 (b)	252,632	245,684
Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 4/08/2024 (b)	505,263	491,369
Senior Secured First Lien Term Loan 5.553% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 4/08/2024 (b)	11,789	11,465
Senior Secured First Lien Term Loan 7.25% (Prime Rate + 1.75%, 1.000% Floor), 4/08/2024 (b)	316	307
H-Food Holdings, LLC
Senior Secured First Lien Term Loan 6.21% (1 Month LIBOR USD + 3.688%), 5/23/2025 (b)	905,450	871,042
Senior Secured First Lien Term Loan 6.522% (1 Month LIBOR USD + 4.00%), 5/23/2025 (b)	125,000	124,063
Sunshine Investments B.V., Senior Secured First Lien Term Loan 5.866% (3 Month LIBOR USD + 3.25%), 3/28/2025 (b)	630,000	604,800
Tacala, LLC, Senior Secured First Lien Term Loan 5.595% (1 Month LIBOR USD + 3.25%), 1/31/2025 (b)	605,425	582,722
U.S. Foods, Inc., Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 6/27/2023 (b)	465,469	447,625
		3,379,077
BUILDING MATERIALS - 2.50%
Beacon Roofing Supply, Inc., Senior Secured First Lien Term Loan 4.682% (1 Month LIBOR USD + 2.25%), 1/02/2025 (b)	615,350	586,890
CPG International, Inc., Senior Secured First Lien Term Loan 6.633% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 5/03/2024 (b)	733,346	705,845
Henry Company, LLC, Senior Secured First Lien Term Loan 6.522% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 10/05/2023 (b)	786,970	764,671
Pisces Midco, Inc., Senior Secured First Lien Term Loan 6.175% (3 Month LIBOR USD + 3.75%), 4/12/2025 (b)	955,761	874,521
QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 11/15/2023 (b)	1,370,915	1,310,088
SRS Distribution, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%), 5/23/2025 (b)	773,313	723,654
Summit Materials, LLC, Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 11/21/2024 (b)	554,400	533,377
VC GB Holdings, Inc., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 2/28/2024 (b)	622,484	591,360
		6,090,406
CHEMICALS - 3.18%
Allnex USA, Inc.
Senior Secured First Lien Term Loan 5.956% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 9/13/2023 (b)	687,884	675,846
Senior Secured First Lien Term Loan 5.956% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 9/13/2023 (b)	518,267	509,198
Alpha 3 B.V., Senior Secured First Lien Term Loan 5.803% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 1/31/2024 (b)	426,142	406,753
ColourOz MidCo
Senior Secured First Lien Term Loan 5.487% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 9/07/2021 (b)	882,611	797,659
Senior Secured First Lien Term Loan 5.487% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 9/07/2021 (b)	145,906	131,862
Consolidated Energy Finance S.A., Senior Secured First Lien Term Loan 4.932% (1 Month LIBOR USD + 2.50%), 5/07/2025 (b)	502,463	488,645
H.B. Fuller Co., Senior Secured First Lien Term Loan 4.47% (1 Month LIBOR USD + 2.00%), 10/21/2024 (b)	657,795	620,959
MacDermid, Inc.
Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 6/05/2020 (b)(h)	27,807	27,737
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 6/07/2023 (b)(h)	550,330	547,234
PMHC II, Inc.
Senior Secured First Lien Term Loan 6.415% (12 Month LIBOR USD + 3.50%, 1.000% Floor), 3/31/2025 (b)	139,806	128,971
Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 3/31/2025 (b)	185,208	170,854
Senior Secured First Lien Term Loan 6.094% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 3/31/2025 (b)	151,386	139,654
Polar US Borrower, LLC, Senior Secured First Lien Term Loan 7.186% (3 Month LIBOR USD + 4.75%), 10/15/2025 (b)	760,000	733,400
Road Infrastructure Investment, LLC (Ennis-Flint), Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 6/13/2023 (b)	795,000	787,050
Solenis International, LP
Senior Secured First Lien Term Loan 6.707% (3 Month LIBOR USD + 4.00%), 12/26/2023 (b)	497,500	482,575
Senior Secured Second Lien Term Loan 11.207% (3 Month LIBOR USD + 8.50%), 6/26/2026 (b)	215,000	204,250

Tronox, Ltd.
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 9/23/2024 (b)	278,351	271,044
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 9/23/2024 (b)	642,349	625,487
		7,749,178
CONSUMER PRODUCTS - 2.00%
Alphabet Holding Co., Inc.
Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%), 9/26/2024 (b)	1,301,006	1,177,411
Senior Secured Second Lien Term Loan 10.272% (1 Month LIBOR USD + 7.75%), 9/26/2025 (b)	455,000	379,925
Champ Acquisition Corp., Senior Secured First Lien Term Loan 7.979% (1 Month LIBOR USD + 5.50%), 12/17/2025 (b)	295,000	287,809
Energizer Holdings, Inc., Senior Secured First Lien Term Loan 4.705% (1 Month LIBOR USD + 2.25%), 12/17/2025 (b)(h)	780,000	755,625
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 6.522% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 5/15/2023 (b)	1,804,853	1,707,851
SIWF Holdings, Inc., Senior Secured First Lien Term Loan 6.72% (1 Month LIBOR USD + 4.25%), 6/13/2025 (b)	577,100	562,315
		4,870,936
ENVIRONMENTAL - 1.44%
Advanced Disposal Services, Inc., Senior Secured First Lien Term Loan 4.669% (1 Week LIBOR USD + 2.25%, 0.750% Floor), 11/10/2023 (b)	694,397	669,333
Granite Acquisition, Inc.
Senior Secured First Lien Term Loan 6.303% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (b)	1,172,680	1,153,623
Senior Secured First Lien Term Loan 5.886% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (b)	313,271	308,181
Senior Secured Second Lien Term Loan 10.053% (3 Month LIBOR USD + 7.25%, 1.000% Floor), 12/19/2022 (b)	510,247	499,787
Strategic Materials Holdings Corp., Senior Secured First Lien Term Loan 6.291% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (b)	940,500	887,009
		3,517,933
FINANCE - INSURANCE - 1.72%
Acrisure, LLC
Senior Secured First Lien Term Loan 6.772% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 11/22/2023 (b)	1,146,843	1,114,593
Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 11/22/2023 (b)	248,750	235,691
AssuredPartners, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%), 10/22/2024 (b)	865,676	819,691
HUB International, Ltd., Senior Secured First Lien Term Loan 5.24% (3 Month LIBOR USD + 2.75%), 4/25/2025 (b)	731,325	692,590
National Financial Partners Corp., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 1/08/2024 (b)	635,035	602,490
U.S.I., Inc., Senior Secured First Lien Term Loan 5.803% (3 Month LIBOR USD + 3.00%), 5/16/2024 (b)	765,700	724,544
		4,189,599
FINANCE - SERVICES - 2.57%
Advisor Group, Inc., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 8/15/2025 (b)	902,738	889,196
AlixPartners, LLP, Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 4/04/2024 (b)	1,361,758	1,312,149
Deerfield Holdings Corp., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 2/13/2025 (b)	874,123	830,054
EVO Payments International, LLC, Senior Secured First Lien Term Loan 5.76% (1 Month LIBOR USD + 3.25%), 12/22/2023 (b)	1,201,205	1,163,163
FinCo I, LLC, Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 12/27/2022 (b)	609,910	594,052
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 7/03/2024 (b)	391,796	380,289
Freedom Mortgage Corp., Senior Secured First Lien Term Loan 7.272% (1 Month LIBOR USD + 4.75%, 1.000% Floor), 2/23/2022 (b)	631,446	625,033
NAB Holdings, LLC, Senior Secured First Lien Term Loan 5.803% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 7/01/2024 (b)	493,769	471,241
		6,265,177
FOOD & DRUG RETAILERS - 1.13%
Albertson's, LLC
Senior Secured First Lien Term Loan 5.822% (3 Month LIBOR USD + 3.00%, 0.750% Floor), 12/21/2022 (b)	447,408	430,816
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 11/17/2025 (b)	510,603	485,711
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 5.432% (1 Month LIBOR USD + 3.00%), 2/02/2024 (b)	1,235,283	1,204,246
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 8.153% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (b)	655,000	630,438
		2,751,211
GAMING - 3.12%
Caesars Resort Collection, LLC, Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 12/23/2024 (b)	772,200	744,069
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 5.53% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (b)	1,222,650	1,173,744
Greektown Holdings, LLC., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 4/25/2024 (b)	856,950	848,381
GVC Holdings PLC, Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 3/29/2024 (b)	476,400	465,481
MGM Growth Properties Operating Partnership, LP, Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 3/21/2025 (b)	613,267	589,395
Scientific Games International, Inc.
Senior Secured First Lien Term Loan 5.245% (2 Month LIBOR USD + 2.75%), 8/14/2024 (b)	938,662	884,018
Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 8/14/2024 (b)	224,610	211,534
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 6.303% (3 Month LIBOR USD + 3.50%), 7/10/2025 (b)	2,238,750	2,170,188
Station Casinos, LLC, Senior Secured First Lien Term Loan 5.03% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 6/08/2023 (b)	554,442	534,047
		7,620,857
GENERAL INDUSTRIAL MANUFACTURING - 5.57%
ASP Unifrax Holdings, Inc., Senior Secured First Lien Term Loan 6.528% (3 Month LIBOR USD + 3.75%), 12/12/2025 (b)	895,000	851,369
Blount International, Inc., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 4/12/2023 (b)	615,000	609,360
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 8/01/2025 (b)	865,000	840,750
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 5.303% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 1/31/2024 (b)	475,395	465,293
CPM Holdings, Inc.
Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 11/17/2025 (b)	600,000	590,250
Senior Secured Second Lien Term Loan 10.772% (1 Month LIBOR USD + 8.25%), 11/16/2026 (b)	275,000	272,938
EWT Holdings III Corp., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/20/2024 (b)	1,481,735	1,442,839
Filtration Group Corp., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 3/31/2025 (b)	1,399,425	1,353,943
HD Supply Waterworks, Ltd.
Senior Secured First Lien Term Loan 5.738% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 8/01/2024 (b)	283,721	274,974
Senior Secured First Lien Term Loan 5.707% (6 Month LIBOR USD + 3.00%, 1.000% Floor), 8/01/2024 (b)	320,179	310,308

Helix Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 6.303% (3 Month LIBOR USD + 3.50%), 9/30/2024 (b)	934,537	906,501
LTI Holdings, Inc., Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%), 9/08/2025 (b)	628,425	593,340
Milacron, LLC, Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 9/28/2023 (b)	547,839	514,968
MTS Systems Corp., Senior Secured First Lien Term Loan 5.71% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 7/05/2023 (b)	776,290	751,061
North American Lifting Holdings, Inc., Senior Secured First Lien Term Loan 7.303% (3 Month LIBOR USD + 4.50%, 1.000% Floor), 11/27/2020 (b)	819,962	748,625
Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 5.095% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 6/27/2024 (b)	876,650	848,886
Pike Corp., Senior Secured First Lien Term Loan 6.03% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 3/21/2025 (b)	361,251	354,704
UOS, LLC
Senior Secured First Lien Term Loan 8.022% (1 Month LIBOR USD + 5.50%, 1.000% Floor), 4/18/2023 (b)	358,982	358,982
Senior Secured First Lien Term Loan 8.004% (1 Month LIBOR USD + 5.50%, 1.000% Floor), 4/18/2023 (b)	35,043	35,043
Vertiv Group Corp., Senior Secured First Lien Term Loan 6.707% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 11/30/2023 (b)	1,161,846	1,061,637
Welbilt, Inc., Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 10/23/2025 (b)	415,553	397,198
		13,582,969
HEALTHCARE - 10.44%
Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 2/11/2022 (b)	901,649	873,049
AHP Health Partners, Inc., Senior Secured First Lien Term Loan 7.022% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 6/30/2025 (b)	617,350	609,787
Air Medical Group Holdings, Inc.
Senior Secured First Lien Term Loan 5.682% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 4/28/2022 (b)	1,058,606	992,772
Senior Secured First Lien Term Loan 6.754% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 3/14/2025 (b)	381,150	356,103
Albany Molecular Research, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 8/28/2024 (b)	755,004	717,730
Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 6.063% (1 Month LIBOR USD + 3.50%), 5/05/2025 (b)	850,527	808,707
Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 5.379% (1 Month LIBOR USD + 3.00%), 6/02/2025 (b)	867,098	830,610
Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 3/01/2024 (b)	736,313	700,723
CHG Healthcare Services, Inc.
Senior Secured First Lien Term Loan 5.527% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 6/07/2023 (b)	349,066	335,977
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 6/07/2023 (b)	195,934	188,586
Dentalcorp Perfect Smile ULC
Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 6/06/2025 (b)	457,700	446,258
Senior Secured First Lien Delayed-Draw Term Loan 6.272% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 6/06/2025 (b)(g)	114,766	111,897
Endo Luxembourg Finance Company I S.A.R.L., Senior Secured First Lien Term Loan 6.772% (1 Month LIBOR USD + 4.25%, 0.750% Floor), 4/29/2024 (b)	1,269,289	1,205,824
Envision Healthcare Corp., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 10/10/2025 (b)	1,000,000	934,640
Examworks Group, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 7/27/2023 (b)	837,635	817,322
Gentiva Health Services, Inc., Senior Secured First Lien Term Loan 6.313% (1 Month LIBOR USD + 3.75%), 7/02/2025 (b)	653,205	635,241
Greatbatch, Ltd., Senior Secured First Lien Term Loan 5.39% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/27/2022 (b)	572,348	559,736
Greenway Health, LLC, Senior Secured First Lien Term Loan 6.56% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 2/16/2024 (b)	640,250	624,244
HC Group Holdings III, Inc. (Walgreens), Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 4/07/2022 (b)	1,141,503	1,132,942
HCA, Inc., Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 3/13/2025 (b)	322,563	317,090
Heartland Dental, LLC
Senior Secured First Lien Delayed-Draw Term Loan 6.097% (1 Month LIBOR USD + 3.75%), 4/30/2025 (b)(g)	70,122	67,405
Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 4/30/2025 (b)	766,127	736,440
Jaguar Holding Co. II, Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 8/18/2022 (b)	980,301	934,963
Mallinckrodt International Finance S.A., Senior Secured First Lien Term Loan 5.553% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 9/24/2024 (b)	594,522	549,041
Micro Holding Corp., Senior Secured First Lien Term Loan 6.254% (1 Month LIBOR USD + 3.75%), 9/13/2024 (b)	923,313	878,301
MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 5.553% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 6/07/2023 (b)	1,199,807	1,140,651
Navicure, Inc., Senior Secured First Lien Term Loan 6.095% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (b)	905,850	884,336
Parexel International Corp., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 9/27/2024 (b)	567,813	517,419
Pearl Intermediate Parent, LLC
Senior Secured First Lien Delayed-Draw Term Loan 5.254% (1 Month LIBOR USD + 2.75%), 2/14/2025 (b)(g)	169,410	161,153
Senior Secured First Lien Delayed-Draw Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 2/14/2025 (b)(g)	8,535	8,118
Senior Secured First Lien Term Loan 5.254% (1 Month LIBOR USD + 2.75%), 2/14/2025 (b)	602,041	572,692
PharMerica Corp., Senior Secured First Lien Term Loan 5.955% (1 Month LIBOR USD + 3.50%), 12/06/2024 (b)	859,732	823,912
Press Ganey Holdings, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/23/2023 (b)	1,019,774	982,807
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 7.129% (3 Month LIBOR USD + 4.50%), 11/14/2025 (b)	845,000	804,072
RPI Finance Trust, Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 3/27/2023 (b)	891,568	865,619
Sterigenics-Nordion Holdings, LLC, Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 5/13/2022 (b)	694,085	667,765
Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 6/27/2025 (b)	442,775	427,003
Team Health Holdings, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 2/06/2024 (b)	447,390	402,091
Verscend Holding Corp., Senior Secured First Lien Term Loan 7.022% (1 Month LIBOR USD + 4.50%), 8/27/2025 (b)	870,086	843,983
		25,467,009
HOTELS - 0.51%
ESH Hospitality, Inc., Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 8/30/2023 (b)	782,500	754,134
Four Seasons Hotels, Ltd., Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 11/30/2023 (b)	509,798	490,589
		1,244,723
LEISURE & ENTERTAINMENT - 2.81%
Alterra Mountain Co., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 7/31/2024 (b)	1,178,187	1,133,028
CDS U.S. Intermediate Holdings, Inc.
Senior Secured First Lien Term Loan 6.553% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 7/08/2022 (b)	476,179	447,370
Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 7/08/2022 (b)	560,880	526,947
Crown Finance U.S., Inc., Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 2/28/2025 (b)	908,138	861,972
Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan 4.772% (1 Month LIBOR USD + 2.25%), 8/29/2025 (b)	690,000	676,200
Metro-Goldwyn-Mayer Holdings Inc., Senior Secured Second Lien Term Loan 7.03% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 7/03/2026 (b)	635,000	596,900
NAI Entertainment Holdings, LLC, Senior Secured First Lien Term Loan 5.03% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 5/08/2025 (b)	783,038	739,970

SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 4/01/2024 (b)	1,182,960	1,132,471
UFC Holdings, LLC, Senior Secured First Lien Term Loan 5.78% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 8/18/2023 (b)	762,450	744,914
		6,859,772
MEDIA - BROADCAST - 1.94%
Beasley Mezzanine Holdings, LLC, Senior Secured First Lien Term Loan 6.47% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 11/01/2023 (b)	632,114	624,740
CBS Radio, Inc., Senior Secured First Lien Term Loan 5.256% (1 Month LIBOR USD + 2.75%), 11/18/2024 (b)	919,162	868,033
Cumulus Media New Holdings, Inc., Senior Secured First Lien Term Loan 7.03% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 5/13/2022 (b)	653,407	615,019
Gray Television, Inc., Senior Secured First Lien Term Loan 4.599% (1 Month LIBOR USD + 2.25%), 2/07/2024 (b)	602,769	580,810
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 5.53% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 3/28/2025 (b)	394,600	387,695
Mission Broadcasting, Inc., Senior Secured First Lien Term Loan 4.756% (1 Month LIBOR USD + 2.25%), 1/17/2024 (b)	34,477	32,736
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 4.756% (1 Month LIBOR USD + 2.25%), 1/17/2024 (b)	230,750	219,097
Quincy Newspapers, Inc.
Senior Secured First Lien Term Loan 7.50% (Prime Rate + 2.00%, 1.000% Floor), 11/02/2022 (b)	2,384	2,348
Senior Secured First Lien Term Loan 5.53% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/02/2022 (b)	676,334	666,189
Univision Communications Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 3/15/2024 (b)	816,332	742,862
		4,739,529
MEDIA - CABLE - 2.99%
Cable One, Inc., Senior Secured First Lien Term Loan 4.28% (1 Month LIBOR USD + 1.75%), 5/01/2024 (b)	464,125	444,014
Cogeco Communications (USA) II, LP, Senior Secured First Lien Term Loan 4.897% (1 Month LIBOR USD + 2.375%), 1/03/2025 (b)	557,200	529,805
Hargray Communications Group, Inc., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 5/16/2024 (b)	802,775	776,686
Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 4.772% (1 Month LIBOR USD + 2.25%), 3/24/2025 (b)	557,749	538,579
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 2/01/2024 (b)	916,892	867,825
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 4.705% (1 Month LIBOR USD + 2.25%), 8/17/2026 (b)	825,000	787,500
Unitymedia Finance, LLC, Senior Secured First Lien Term Loan 4.705% (1 Month LIBOR USD + 2.25%), 9/30/2025 (b)	360,000	348,840
UPC Financing Partnership, Senior Secured First Lien Term Loan 4.955% (1 Month LIBOR USD + 2.50%), 1/15/2026 (b)	512,241	488,806
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 4.955% (1 Month LIBOR USD + 2.50%), 1/15/2026 (b)	775,000	736,060
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 5.72% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 8/18/2023 (b)	1,290,610	1,198,653
Ziggo Secured Finance Partnership, Senior Secured First Lien Term Loan 4.955% (1 Month LIBOR USD + 2.50%), 4/15/2025 (b)	620,000	585,804
		7,302,572
MEDIA DIVERSIFIED & SERVICES - 3.52%
Ancestry.com Operations, Inc., Senior Secured First Lien Term Loan 5.78% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/19/2023 (b)	1,323,910	1,269,299
Checkout Holding Corp.
Senior Secured First Lien Term Loan 12.44% (1 Month LIBOR USD + 10.00%, 1.000% Floor), 6/14/2019 (b)(h)	52,525	52,787
Senior Secured First Lien 12.771%, 06/14/2019 (b)(d)(f)(h)	35,034	35,034
Senior Secured First Lien Term Loan 6.207% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 4/09/2021 (b)(h)	1,015,648	198,051
Senior Secured First Lien Term Loan 12.51% (1 Month LIBOR USD + 10.00%, 1.000% Floor), 06/14/2029 (b)(h)	56,902	57,186
Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 5.47% (1 Month LIBOR USD + 3.00%), 2/15/2024 (b)	923,461	894,603
Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 10/01/2025 (b)	925,000	884,531
Hoya Midco, LLC, Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 6/28/2024 (b)	987,189	942,765
Learfield Communications, LLC, Senior Secured First Lien Term Loan 5.78% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (b)	588,000	574,035
Meredith Corp., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 1/31/2025 (b)	975,868	950,525
Quebecor Media, Inc., Senior Secured First Lien Term Loan 4.866% (3 Month LIBOR USD + 2.25%, 0.750% Floor), 8/17/2020 (b)	601,078	594,064
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 5.28% (3 Month LIBOR USD + 2.75%), 5/16/2025 (b)	1,586,727	1,465,247
WMG Acquisition Corp., Senior Secured First Lien Term Loan 4.647% (1 Month LIBOR USD + 2.125%), 11/01/2023 (b)	703,000	679,362
		8,597,489
METALS & MINING EXCLUDING STEEL - 0.24%
Aleris International, Inc., Senior Secured First Lien Term Loan 7.245% (2 Month LIBOR USD + 4.75%), 2/27/2023 (b)	577,100	573,404
NON-FOOD & DRUG RETAILERS - 2.97%
ABG Intermediate Holdings 2, LLC
Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 9/27/2024 (b)	2,101,361	2,006,800
Senior Secured Second Lien Term Loan 10.272% (1 Month LIBOR USD + 7.75%, 1.000% Floor), 9/29/2025 (b)	315,495	310,763
Ascena Retail Group, Inc., Senior Secured First Lien Term Loan 7.063% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 8/22/2022 (b)	952,781	889,149
Bass Pro Group, LLC, Senior Secured First Lien Term Loan 7.522% (1 Month LIBOR USD + 5.00%, 0.750% Floor), 9/25/2024 (b)	1,133,181	1,088,987
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 8/18/2023 (b)	594,057	562,685
Life Time Fitness, Inc., Senior Secured First Lien Term Loan 5.457% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 6/10/2022 (b)	691,771	668,327
Michaels Stores, Inc.
Senior Secured First Lien Term Loan 5.006% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 1/30/2023 (b)	38,661	37,066
Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 1/30/2023 (b)	593,439	568,961
Senior Secured First Lien Term Loan 4.97% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 1/30/2023 (b)	224,232	214,982
Neiman Marcus Group Limited, LLC, Senior Secured First Lien Term Loan 5.63% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/23/2020 (b)	519,911	441,113
Sally Holdings, LLC, Senior Secured First Lien Term Loan 4.50%, 7/05/2024	485,000	443,775
		7,232,608
OIL & GAS - 0.62%
California Resources Corp., Senior Secured First Lien Term Loan 7.256% (1 Month LIBOR USD + 4.75%, 1.000% Floor), 12/30/2022 (b)	630,000	615,302
HGIM Corp., Senior Secured First Lien Term Loan 8.508% (1 Month LIBOR USD + 6.00%, 1.000% Floor), 7/02/2023 (b)	207,008	206,491
Seadrill Operating, LP, Senior Secured First Lien Term Loan 8.803% (3 Month LIBOR USD + 6.00%, 1.000% Floor), 2/21/2021 (b)	417,974	329,157
U.S. Silica Co., Senior Secured First Lien Term Loan 6.563% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 5/01/2025 (b)	416,850	365,612
		1,516,562
PACKAGING - 2.62%
BWAY Holding Co., Senior Secured First Lien Term Loan 5.658% (3 Month LIBOR USD + 3.25%), 4/03/2024 (b)	1,091,422	1,030,029
Engineered Machinery Holdings, Inc., Senior Secured First Lien Term Loan 6.053% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 7/19/2024 (b)	292,050	282,923
Flex Acquisition Co., Inc., Senior Secured First Lien Term Loan 5.599% (1 Month LIBOR USD + 3.25%), 6/30/2025 (b)	1,077,300	1,023,436

Hoffmaster Group, Inc., Senior Secured First Lien Term Loan 6.522% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 11/21/2023 (b)	735,000	723,975
Pro Mach Group, Inc., Senior Secured First Lien Term Loan 5.432% (1 Month LIBOR USD + 3.00%), 3/07/2025 (b)	496,250	473,507
Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 2/06/2023 (b)	621,310	594,016
Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%), 1/31/2025 (b)	736,088	707,564
Titan Acquisition, Ltd., Senior Secured First Lien Term Loan 5.345% (1 Month LIBOR USD + 3.00%), 3/28/2025 (b)	491,288	451,985
TricorBraun, Inc.
Senior Secured First Lien Term Loan 6.553% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/30/2023 (b)	690,455	678,658
Senior Secured First Lien Term Loan 6.54% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/30/2023 (b)	69,574	68,385
Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/17/2024 (b)	383,361	361,797
		6,396,275
PRINTING & PUBLISHING - 0.51%
Harland Clarke Holdings Corp., Senior Secured First Lien Term Loan 7.553% (3 Month LIBOR USD + 4.75%, 1.000% Floor), 11/03/2023 (b)	760,560	692,395
McGraw-Hill Global Education Holdings, LLC, Senior Secured First Lien Term Loan 6.522% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 5/04/2022 (b)	297,371	269,725
Quad Graphics, Inc., Senior Secured First Lien Term Loan 7.50% (3 Month LIBOR USD + 5.00%), 12/18/2025 (b)(h)	295,000	288,363
		1,250,483
REITS - 0.24%
VICI Properties 1, LLC, Senior Secured First Lien Term Loan 4.504% (1 Month LIBOR USD + 2.00%), 12/20/2024 (b)	610,909	585,425
RESTAURANTS - 1.01%
1011778 B.C. Unlimited Liability Co., Senior Secured First Lien Term Loan 4.772% (1 Month LIBOR USD + 2.25%, 1.000% Floor), 2/16/2024 (b)	422,475	403,286
IRB Holding Corp., Senior Secured First Lien Term Loan 5.682% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 2/05/2025 (b)(h)	766,797	733,058
K-Mac Holdings Corp., Senior Secured First Lien Term Loan 5.754% (1 Month LIBOR USD + 3.25%), 3/14/2025 (b)	620,313	593,177
NPC International, Inc., Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 4/19/2024 (b)	778,150	731,461
		2,460,982
STEEL PRODUCERS & PRODUCTS - 0.50%
GrafTech Finance, Inc., Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 2/12/2025 (b)	994,500	943,531
MRC Global (U.S.), Inc., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 9/20/2024 (b)	292,050	283,289
		1,226,820
SUPPORT - SERVICES - 10.16%
Access CIG, LLC
Senior Secured First Lien Delayed-Draw Term Loan 5.648% (LIBOR USD + 3.75%), 02/27/2025 (b)(d)(g)	142,921	139,259
Senior Secured First Lien Term Loan 6.457% (3 Month LIBOR USD + 3.75%), 2/27/2025 (b)	1,138,476	1,109,308
Senior Secured Second Lien Term Loan 10.457% (3 Month LIBOR USD + 7.75%), 2/27/2026 (b)	315,000	312,113
Allied Universal Holdco, LLC
Senior Secured First Lien Term Loan 6.772% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 7/28/2022 (b)	240,000	229,800
Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 7/28/2022 (b)	936,070	890,670
Amynta Agency Borrower, Inc., Senior Secured First Lien Term Loan 6.522% (1 Month LIBOR USD + 4.00%), 2/28/2025 (b)	800,975	782,953
Aramark Services, Inc., Senior Secured First Lien Term Loan 4.272% (1 Month LIBOR USD + 1.75%), 3/28/2024 (b)	404,657	392,898
Asurion, LLC
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 8/04/2022 (b)	1,298,171	1,250,879
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 11/03/2023 (b)	1,374,454	1,321,195
Senior Secured Second Lien Term Loan 9.022% (1 Month LIBOR USD + 6.50%), 8/04/2025 (b)	310,000	307,483
ATS Consolidated, Inc., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 3/03/2025 (b)	610,388	596,654
Brand Energy & Infrastructure Services, Inc.
Senior Secured First Lien Term Loan 6.759% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 6/21/2024 (b)	207,372	197,464
Senior Secured First Lien Term Loan 6.727% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 6/21/2024 (b)	1,074,936	1,023,575
Brightview Landscapes, LLC
Senior Secured First Lien Term Loan 5.063% (1 Month LIBOR USD + 2.50%), 8/15/2025 (b)	520,953	498,813
Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 2.50%), 8/15/2025 (b)	618,322	592,043
Camelot Finance, LP, Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/03/2023 (b)	1,167,040	1,117,441
Capri Acquisitions BidCo, Ltd., Senior Secured First Lien Term Loan 5.777% (3 Month LIBOR USD + 3.25%), 11/01/2024 (b)	724,800	690,372
EAB Global, Inc.
Senior Secured First Lien Term Loan 6.408% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (b)	628,650	598,789
Senior Secured First Lien Term Loan 6.195% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (b)	1,588	1,512
Garda World Security Corp.
Senior Secured First Lien Term Loan 8.00% (Prime Rate + 2.50%, 1.000% Floor), 5/24/2024 (b)	2,570	2,456
Senior Secured First Lien Term Loan 6.236% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 5/24/2024 (b)	1,009,770	965,168
IRI Holdings, Inc., Senior Secured First Lien Term Loan 6.845% (1 Month LIBOR USD + 4.50%), 12/01/2025 (b)	1,740,000	1,700,312
Lakeland Tours, LLC, Senior Secured First Lien Term Loan 6.788% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 12/16/2024 (b)	712,660	696,033
Learning Care Group U.S. No. 2, Inc.
Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 3/13/2025 (b)	62,916	60,557
Senior Secured First Lien Term Loan 5.754% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 3/13/2025 (b)	548,590	528,018
Senior Secured First Lien Term Loan 5.756% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 3/13/2025 (b)	137,148	132,005
MoneyGram Payment Systems Worldwide, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 3/27/2020 (b)	1,124,817	936,410
PODS, LLC, Senior Secured First Lien Term Loan 5.182% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 12/06/2024 (b)	952,940	915,613
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 1/29/2025 (b)	729,488	704,867
Renaissance Holding Corp, Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%), 6/02/2025 (b)	522,375	487,444
Severin Acquisition, LLC, Senior Secured First Lien Term Loan 5.629% (1 Month LIBOR USD + 3.25%), 8/01/2025 (b)	600,000	571,500
SiteOne Landscape Supply, Inc., Senior Secured First Lien Term Loan 5.21% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/29/2024 (b)	393,497	384,643
Staples, Inc., Senior Secured First Lien Term Loan 6.541% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 9/12/2024 (b)	851,400	818,234
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 5/01/2024 (b)	554,124	532,514
TKC Holdings, Inc., Senior Secured First Lien Term Loan 6.10% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 2/01/2023 (b)	674,555	643,782
TMK Hawk Parent Corp., Senior Secured First Lien Term Loan 5.85% (1 Month LIBOR USD + 3.50%), 8/28/2024 (b)	414,795	382,995

USIC Holdings, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/08/2023 (b)	809,170	770,734
West Corp.
Senior Secured First Lien Term Loan 6.027% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 10/10/2024 (b)	796,000	729,996
Senior Secured First Lien Term Loan 6.527% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (b)	841,453	775,192
		24,791,694
TECHNOLOGY - 9.12%
Almonde, Inc., Senior Secured First Lien Term Loan 6.303% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 6/13/2024 (b)	680,446	635,976
Avaya, Inc.
Senior Secured First Lien Term Loan 6.694% (2 Month LIBOR USD + 4.25%), 12/16/2024 (b)	544,340	526,990
Senior Secured First Lien Term Loan 6.705% (1 Month LIBOR USD + 4.25%), 12/16/2024 (b)	894,193	865,691
Barracuda Networks, Inc., Senior Secured First Lien Term Loan 5.72% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 2/12/2025 (b)	955,200	913,415
Canyon Valor Cos., Inc., Senior Secured First Lien Term Loan 5.553% (3 Month LIBOR USD + 2.75%), 6/16/2023 (b)	873,447	842,658
Celestica, Inc., Senior Secured First Lien Term Loan 4.631% (1 Month LIBOR USD + 2.125%), 6/27/2025 (b)	621,875	604,773
Compuware Corp., Senior Secured First Lien Term Loan 6.006% (1 Month LIBOR USD + 3.50%), 8/22/2025 (b)	360,000	355,500
Diebold Nixdorf, Inc., Senior Secured First Lien Term Loan 11.813% (1 Month LIBOR USD + 9.25%), 8/24/2022 (b)	278,984	288,053
Dynatrace, LLC, Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%), 8/22/2025 (b)	895,000	869,269
EagleView Technology Corp., Senior Secured First Lien Term Loan 5.955% (1 Month LIBOR USD + 3.50%), 8/14/2025 (b)	890,000	851,432
GlobalLogic Holdings, Inc.
Senior Secured First Lien Term Loan 5.595% (1 Month LIBOR USD + 3.25%), 8/01/2025 (b)	503,738	486,736
Senior Secured First Lien Delayed-Draw Term Loan 5.587% (LIBOR USD + 3.25%), 8/01/2025 (b)(d)(g)	70,000	67,638
Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%), 12/01/2023 (b)	1,226,841	1,185,177
Help/Systems Holdings, Inc., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 3/28/2025 (b)	547,250	526,728
Imperva, Inc., Senior Secured First Lien Term Loan 6.515% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 1/12/2026 (b)(h)	795,000	784,069
Informatica, LLC, Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%), 8/05/2022 (b)	753,453	733,110
Ivanti Software, Inc., Senior Secured First Lien Term Loan 6.60% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 1/22/2024 (b)	429,684	418,941
Kronos, Inc., Senior Secured First Lien Term Loan 5.541% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/01/2023 (b)	628,860	599,643
MA FinanceCo., LLC, Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 6/21/2024 (b)	113,290	105,784
Microchip Technology, Inc., Senior Secured First Lien Term Loan 4.53% (1 Month LIBOR USD + 2.00%), 5/29/2025 (b)	510,948	485,613
MLN US HoldCo, LLC, Senior Secured First Lien Term Loan 7.022% (1 Month LIBOR USD + 4.50%), 11/28/2025 (b)	640,000	622,003
Optiv Security, Inc., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 2/01/2024 (b)	878,563	818,162
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 5.94% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 4/26/2024 (b)	788,000	762,390
Rackspace Hosting, Inc., Senior Secured First Lien Term Loan 5.582% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/03/2023 (b)	685,414	608,134
Red Ventures, LLC, Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 11/08/2024 (b)	407,728	389,380
Rocket Software, Inc., Senior Secured First Lien Term Loan 6.772% (1 Month LIBOR USD + 4.25%), 11/28/2025 (b)	475,000	466,925
RP Crown Parent, LLC, Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/12/2023 (b)	553,700	535,026
Seattle SpinCo, Inc., Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 6/21/2024 (b)	765,073	714,387
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 2/05/2024 (b)	1,521,477	1,468,470
Solera, LLC, Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 3/03/2023 (b)	1,006,026	951,957
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan 4.772% (1 Month LIBOR USD + 2.25%), 4/16/2025 (b)	876,960	829,981
Senior Secured First Lien Term Loan 4.772% (1 Month LIBOR USD + 2.25%), 4/16/2025 (b)	332,643	314,823
TIBCO Software, Inc., Senior Secured First Lien Term Loan 6.01% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/04/2020 (b)	865,204	855,471
Vertafore, Inc., Senior Secured First Lien Term Loan 6.053% (3 Month LIBOR USD + 3.25%), 7/02/2025 (b)	810,000	772,282
		22,256,587
TELECOMMUNICATIONS - SATELLITES - 1.58%
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 5.148% (3 Month LIBOR USD + 2.75%), 10/04/2024 (b)	1,420,600	1,310,504
Speedcast International, Ltd., Senior Secured First Lien Term Loan 5.553% (3 Month LIBOR USD + 2.75%), 5/15/2025 (b)	845,750	813,328
Telesat Canada, Senior Secured First Lien Term Loan 5.31% (3 Month LIBOR USD + 2.50%, 0.750% Floor), 11/17/2023 (b)	794,391	755,068
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 6.803% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 9/09/2021 (b)	980,658	972,077
		3,850,977
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 3.59%
Altice Financing S.A.
Senior Secured First Lien Term Loan 5.22% (1 Month LIBOR USD + 2.75%), 7/15/2025 (b)	547,818	519,545
Senior Secured First Lien Term Loan 5.174% (1 Month LIBOR USD + 2.75%), 7/15/2025 (b)	1,394	1,322
Cable & Wireless Communications, Ltd., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%), 1/30/2026 (b)	750,000	726,428
CenturyLink, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 1/31/2025 (b)	1,821,116	1,705,476
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 5.53% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/05/2023 (b)	1,240,311	1,165,117
Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 6.553% (3 Month LIBOR USD + 3.75%), 10/25/2025 (b)(h)	375,000	354,375
Flexential Intermediate Corp., Senior Secured First Lien Term Loan 6.313% (3 Month LIBOR USD + 3.50%), 8/01/2024 (b)	1,023,741	934,164
Masergy Holdings, Inc., Senior Secured First Lien Term Loan 6.053% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2023 (b)	490,000	473,872
MTN Infrastructure TopCo, Inc., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/15/2024 (b)	446,625	427,197
Numericable U.S., LLC
Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 7/31/2025 (b)	633,950	582,600
Senior Secured First Lien Term Loan 6.455% (1 Month LIBOR USD + 4.00%), 8/14/2026 (b)	370,000	350,497
Sprint Communications, Inc., Senior Secured First Lien Term Loan 5.063% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 2/02/2024 (b)	1,088,970	1,039,063
TierPoint, LLC, Senior Secured First Lien Term Loan 6.095% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 5/06/2024 (b)	522,050	489,422
		8,769,078
UTILITIES - ELECTRIC - 1.76%
AES Corp., Senior Secured First Lien Term Loan 4.456% (3 Month LIBOR USD + 1.75%), 5/31/2022 (b)	484,318	474,937
Calpine Corp., Senior Secured First Lien Term Loan 5.31% (3 Month LIBOR USD + 2.50%), 1/15/2024 (b)	773,002	736,466
Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan 5.71% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/29/2024 (b)	560,814	534,876
Frontera Generation Holdings, LLC, Senior Secured First Lien Term Loan 6.629% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 5/02/2025 (b)	626,850	604,910

Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 1/30/2024 (b)	937,371	889,725
Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 1/30/2024 (b)	50,408	47,846
Vistra Operations Co.
Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 8/04/2023 (b)	433,346	418,840
Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 12/31/2025 (b)	163,241	157,505
Senior Secured First Lien Term Loan 4.455% (1 Month LIBOR USD + 2.00%), 12/31/2025 (b)	453,659	437,717
		4,302,822
UTILITIES - GAS - 0.98%
Brazos Delaware II, LLC, Senior Secured First Lien Term Loan 6.47% (1 Month LIBOR USD + 4.00%), 5/21/2025 (b)	402,975	371,073
Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan 5.504% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 2/18/2025 (b)	460,990	425,648
Northriver Midstream Finance, LP, Senior Secured First Lien Term Loan 6.047% (3 Month LIBOR USD + 3.25%), 10/01/2025 (b)	755,000	738,957
Traverse Midstream Partners, LLC, Senior Secured First Lien Term Loan 6.60% (6 Month LIBOR USD + 4.00%, 1.000% Floor), 9/27/2024 (b)	900,000	866,250
		2,401,928
TOTAL BANK LOANS (Cost $216,852,919)		207,459,637

CORPORATE BONDS - 10.64% (i)

AEROSPACE & DEFENSE - 0.61%
Bombardier, Inc. 7.75%, 3/15/2020 (c)(j)	620,000	631,625
Triumph Group, Inc. 4.875%, 4/01/2021 (h)	950,000	857,375
		1,489,000
CONSUMER PRODUCTS - 0.21%
Griffon Corp. 5.25%, 3/01/2022	560,000	508,900
ENVIRONMENTAL - 0.15%
Hulk Finance Corp. 7.00%, 6/01/2026 (c)(j)	420,000	367,500
FINANCE - INSURANCE - 0.27%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025 (j)	765,000	655,988
FINANCE - SERVICES - 1.89%
Alliance Data Systems Corp. 5.875%, 11/01/2021 (j)	1,350,000	1,351,485
Navient Corp. 5.50%, 01/25/2023	780,000	685,425
Starwood Property Trust, Inc. 5.00%, 12/15/2021	750,000	738,750
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (j)	1,125,000	1,096,278
WEX, Inc. 4.75%, 2/01/2023 (j)	745,000	728,238
		4,600,176
FOOD & DRUG RETAILERS - 0.11%
Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC 5.75%, 3/15/2025	310,000	272,800
GAMING - 0.20%
Scientific Games International, Inc. 5.00%, 10/15/2025 (j)	560,000	501,200
HEALTHCARE - 1.35%
Avantor, Inc. 6.00%, 10/01/2024 (j)	875,000	861,875
Bausch Health Cos., Inc. 5.50%, 11/01/2025 (c)(j)	775,000	725,594
DaVita HealthCare Partners, Inc. 5.75%, 8/15/2022	400,000	399,000
MPH Acquisition Holdings, LLC 7.125%, 6/01/2024 (j)	550,000	514,250
Tenet Healthcare Corp. 4.625%, 7/15/2024	851,000	794,621
		3,295,340
LEISURE & ENTERTAINMENT - 0.43%
VOC Escrow, Ltd. 5.00%, 2/15/2028 (c)(j)	1,145,000	1,061,988
MEDIA - BROADCAST - 0.23%
LIN Television Corp. 5.875%, 11/15/2022	550,000	550,000
MEDIA - CABLE - 1.86%
Block Communications, Inc. 6.875%, 2/15/2025 (j)	1,410,000	1,420,574
Cablevision Systems Corp. 8.00%, 4/15/2020	650,000	659,750
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.25%, 9/30/2022	575,000	571,047
CSC Holdings, LLC 10.125%, 1/15/2023 (j)	500,000	539,375
DISH DBS Corp. 5.875%, 7/15/2022	1,450,000	1,339,437
		4,530,183
MEDIA DIVERSIFIED & SERVICES - 0.17%
Meredith Corp. 6.875%, 2/01/2026 (j)	420,000	411,600
NON-FOOD & DRUG RETAILERS - 0.61%
JC Penney Corp., Inc. 8.625%, 3/15/2025 (j)	445,000	240,300
PetSmart, Inc.
7.125%, 3/15/2023 (j)	1,180,000	693,250
5.875%, 6/01/2025 (j)	750,000	545,625
		1,479,175
PACKAGING - 0.22%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	533,009	532,343
SUPPORT - SERVICES - 0.29%
GEO Group, Inc. 5.125%, 4/01/2023	780,000	704,925
TECHNOLOGY - 0.55%
Dell International, LLC / EMC Corp. 4.42%, 6/15/2021 (j)	750,000	749,193
NCR Corp. 4.625%, 2/15/2021	600,000	586,500
		1,335,693

TELECOMMUNICATIONS - SATELLITES - 0.55%
Hughes Satellite Systems Corp. 7.625%, 6/15/2021	1,300,000	1,352,000
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.37%
Frontier Communications Corp. 8.50%, 4/01/2026 (j)	280,000	245,700
Sprint Communications, Inc. 7.00%, 8/15/2020	650,000	667,095
		912,795
TRANSPORTATION EXCLUDING AIR & RAIL - 0.14%
XPO Logistics, Inc. 6.50%, 6/15/2022 (j)	350,000	348,250
UTILITIES - ELECTRIC - 0.43%
AES Corp. 4.50%, 3/15/2023	445,000	435,544
TerraForm Power Operating, LLC 4.25%, 1/31/2023 (j)	655,000	614,063
		1,049,607
TOTAL CORPORATE BONDS (Cost $28,031,364)		25,959,463

	Shares
COMMON STOCKS - 0.44%

FORESTRY & PAPER - 0.37%
Verso Corp. (a)	40,879	915,689

MEDIA - BROADCAST - 0.04%
Cumulus Media, Inc. (a)	8,437	91,120

OIL & GAS - 0.03%
Ascent Resources, LLC (a)(f)	11,064	32,362
HGIM Corp. (a)	1,010	40,400
		72,762
TOTAL COMMON STOCKS (Cost $2,082,878)		1,079,571

PRIVATE PLACEMENTS - 0.01%

UTILITIES - GAS - 0.01%
Southcross Energy Partners, LP (a)	63	–
Southcross Energy Partners, LP (a)	63	31,500
TOTAL PRIVATE PLACEMENTS (Cost $0 )		31,500

WARRANTS - 0.09%

OIL & GAS - 0.09%
Ascent Resources, LLC (a)(f)	72,369	10,132
Ascent Resources, LLC (a)(f)	56,287	4,222
HGIM Corp. (a)	4,517	187,455
TOTAL WARRANTS (Cost $202,573)		201,809

SHORT-TERM INVESTMENTS - 4.21%

MONEY MARKET FUND - 4.21%
Fidelity Government Portfolio - Institutional Class, 2.25% (e)	10,271,921	10,271,921
TOTAL SHORT-TERM INVESTMENTS (Cost $10,271,921)		10,271,921
Total Investments (Cost $257,441,655) - 100.43%		245,003,901
Liabilities in Excess of Other Assets - (0.43%)		(1,055,835)
TOTAL NET ASSETS - 100.00%		$243,948,066

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2018.
(c)	U.S. traded security of a foreign issuer.
(d)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(e)	Rate shown is the 7-day annualized yield as of December 31, 2018.
(f)	Value determined using significant unobservable inputs.
(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
December 31, 2018 the value of these investments was $4,693,259 or 1.92% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.

(j)	Rule 144a security. The Fund's Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018 the value of these investments was
$14,303,951 or 5.86% of net assets.

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 83.35% (h)

AEROSPACE & DEFENSE - 1.32%
Bombardier, Inc.
7.75%, 3/15/2020 (b)(c)(d)	$2,580,000	$2,628,375
6.00%, 10/15/2022 (b)(c)(d)	1,325,000	1,248,812
TransDigm, Inc.
5.50%, 10/15/2020	1,060,000	1,053,375
6.00%, 7/15/2022	370,000	365,375
Triumph Group, Inc. 4.875%, 4/01/2021 (g)	1,040,000	938,600
		6,234,537
AUTOMOTIVE - 2.05%
American Axle & Manufacturing, Inc.
7.75%, 11/15/2019	947,000	964,164
6.625%, 10/15/2022	1,112,000	1,103,660
Dana, Inc. 6.00%, 9/15/2023	1,300,000	1,298,375
IHO Verwaltungs GmbH 4.125% Cash or 5.000% PIK, 9/15/2021 (b)(c)(d)(i)	3,025,000	2,888,875
Penske Automotive Group, Inc. 5.75%, 10/01/2022	3,379,000	3,387,448
		9,642,522
BEVERAGE & FOOD - 1.13%
B&G Foods, Inc. 4.625%, 6/01/2021	2,950,000	2,887,312
Darling Ingredients, Inc. 5.375%, 1/15/2022	2,150,000	2,141,937
TreeHouse Foods, Inc. 4.875%, 3/15/2022	285,000	281,438
		5,310,687
BUILDING & CONSTRUCTION - 1.40%
Lennar Corp.
6.25%, 12/15/2021	602,000	614,793
4.75%, 11/15/2022	2,550,000	2,483,062
M/I Homes, Inc. 6.75%, 1/15/2021	1,375,000	1,373,281
Toll Brothers Finance Corp. 6.75%, 11/01/2019	350,000	354,813
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 6/15/2019	1,800,000	1,791,000
		6,616,949
BUILDING MATERIALS - 1.08%
CPG Merger Sub, LLC 8.00%, 10/01/2021 (c)(d)	1,300,000	1,267,500
Summit Materials, LLC / Summit Materials Finance Corp.
8.50%, 4/15/2022	1,985,000	2,081,769
6.125%, 7/15/2023	1,725,000	1,716,375
		5,065,644
CHEMICALS - 3.15%
Blue Cube Spinco, LLC 9.75%, 10/15/2023	3,840,000	4,233,600
OCI N.V. 6.625%, 4/15/2023 (b)(c)(d)	765,000	755,437
Platform Specialty Products Corp. 6.50%, 2/01/2022 (c)(d)	3,350,000	3,362,563
PQ Corp. 6.75%, 11/15/2022 (c)(d)	3,700,000	3,829,500
Univar USA, Inc. 6.75%, 7/15/2023 (c)(d)	2,675,000	2,651,594
		14,832,694
CONSUMER PRODUCTS - 1.75%
Central Garden & Pet Co. 6.125%, 11/15/2023	850,000	852,125
First Quality Finance Co., Inc. 4.625%, 5/15/2021 (c)(d)	1,400,000	1,361,500
Griffon Corp. 5.25%, 3/01/2022	1,050,000	954,187
Prestige Brands, Inc. 5.375%, 12/15/2021 (c)(d)	4,370,000	4,288,063
Spectrum Brands, Inc. 6.625%, 11/15/2022	800,000	812,000
		8,267,875
ENVIRONMENTAL - 1.13%
Clean Harbors, Inc. 5.125%, 6/01/2021	1,400,000	1,400,000
GFL Environmental, Inc. 5.625%, 5/01/2022 (b)(c)(d)	4,235,000	3,927,962
		5,327,962
FINANCE - BANKING - 0.88%
Ally Financial, Inc. 8.00%, 3/15/2020	4,000,000	4,150,000
FINANCE - SERVICES - 6.43%
Alliance Data Systems Corp. 5.875%, 11/01/2021 (c)(d)	3,405,000	3,408,745
DAE Funding, LLC 4.00%, 8/01/2020 (c)(d)	2,592,000	2,533,680
Lincoln Finance, Ltd. 7.375%, 4/15/2021 (b)(c)(d)	4,858,000	4,936,942
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/2023 (c)(d)	1,715,000	1,676,413
Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.50%, 7/01/2021	3,255,000	3,181,763
Navient Corp.
8.00%, 3/25/2020	875,000	891,275
5.875%, 3/25/2021	2,680,000	2,576,150
6.625%, 7/26/2021	390,000	377,325
6.50%, 6/15/2022	1,175,000	1,097,156
Park Aerospace Holdings, Ltd. 5.25%, 8/15/2022 (b)(c)(d)	1,145,000	1,112,081
Springleaf Finance Corp.
8.25%, 12/15/2020	1,085,000	1,125,688
7.75%, 10/01/2021	1,020,000	1,027,650
6.125%, 5/15/2022	475,000	462,987
Starwood Property Trust, Inc.
3.625%, 2/01/2021 (c)(d)	645,000	622,425
5.00%, 12/15/2021	3,555,000	3,501,675
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (c)(d)	1,797,000	1,751,123
		30,283,078
FOOD & DRUG RETAILERS - 0.29%
Ingles Markets, Inc. 5.75%, 6/15/2023	1,361,000	1,350,792
FORESTRY & PAPER - 0.26%
Cascades, Inc. 5.50%, 7/15/2022 (b)(c)(d)	1,235,000	1,210,300
GAMING - 3.02%
Boyd Gaming Corp. 6.875%, 5/15/2023	5,786,000	5,865,557
Eldorado Resorts, Inc. 7.00%, 8/01/2023	2,845,000	2,930,350
MGM Resorts International
6.75%, 10/01/2020	2,100,000	2,163,000
6.625%, 12/15/2021	200,000	205,500
7.75%, 3/15/2022	2,875,000	3,065,469
		14,229,876
GENERAL INDUSTRIAL MANUFACTURING - 0.55%
Actuant Corp. 5.625%, 6/15/2022	1,225,000	1,215,812
Gates Global, LLC / Gates Global Co. 6.00%, 7/15/2022 (c)(d)	1,410,000	1,387,088
		2,602,900
HEALTHCARE - 14.00%
Acadia Healthcare Co., Inc.
6.125%, 3/15/2021	1,400,000	1,393,000
5.625%, 2/15/2023	2,244,000	2,137,410
Air Medical Group Holdings, Inc. 6.375%, 5/15/2023 (c)(d)	1,300,000	1,105,000
Bausch Health Cos, Inc. 7.00%, 3/15/2024 (b)(c)(d)	2,361,000	2,390,513
Centene Corp.
5.625%, 2/15/2021	4,570,000	4,592,850
4.75%, 5/15/2022	2,583,000	2,560,399
DaVita HealthCare Partners, Inc. 5.75%, 8/15/2022	5,000,000	4,987,500
Eagle Holding Co. II, LLC 7.625% Cash or 8.00% PIK, 5/15/2022 (c)(d)(i)	4,090,000	3,916,175
HCA, Inc.
4.25%, 10/15/2019	525,000	524,672
6.50%, 2/15/2020	4,975,000	5,111,812
6.25%, 2/15/2021	500,000	512,500
7.50%, 2/15/2022	2,000,000	2,130,000
5.875%, 3/15/2022	1,875,000	1,926,563
Jaguar Holding Co. II / Pharmaceutical Product Development, LLC 6.375%, 8/01/2023 (c)(d)	2,030,000	1,947,785
Molina Healthcare, Inc. 5.375%, 11/15/2022 (e)	2,753,000	2,666,969
MPH Acquisition Holdings, LLC 7.125%, 6/01/2024 (c)(d)	2,260,000	2,113,100
MPT Operating Partnership, LP / MPT Finance Corp. 6.375%, 3/01/2024	2,875,000	2,961,250
Polaris Intermediate Corp. 8.50% Cash or 9.00% PIK, 12/01/2022 (c)(d)(i)	2,150,000	1,969,120
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/01/2023 (c)(d)	1,430,000	1,449,662
Sabra Health Care, LP / Sabra Capital Corp.
5.50%, 2/01/2021	770,000	772,406

5.375%, 6/01/2023	1,050,000	1,039,500
Service Corp International U.S.
4.50%, 11/15/2020	550,000	547,937
5.375%, 1/15/2022	1,150,000	1,155,750
Sotera Health Holdings, LLC 6.50%, 5/15/2023 (c)(d)	1,550,000	1,488,000
Sotera Health Topco, Inc. 8.125% Cash or 9.00% PIK, 11/01/2021 (c)(d)(i)	3,841,000	3,620,143
Tenet Healthcare Corp.
6.00%, 10/01/2020	1,000,000	1,016,250
4.50%, 4/01/2021	3,350,000	3,274,625
4.375%, 10/01/2021	2,750,000	2,674,375
7.50%, 1/01/2022 (c)(d)	1,550,000	1,575,188
Teva Pharmaceutical Finance Netherlands III B.V. 2.20%, 7/21/2021 (b)	2,635,000	2,423,591
		65,984,045
HOTELS - 0.44%
RHP Hotel Properties, LP / RHP Finance Corp. 5.00%, 4/15/2021	2,100,000	2,094,750
LEISURE & ENTERTAINMENT - 1.00%
AMC Entertainment Holdings, Inc. 5.875%, 2/15/2022	2,160,000	2,103,300
NCL Corp., Ltd. 4.75%, 12/15/2021 (b)(c)(d)	1,375,000	1,368,125
Wyndham Destinations, Inc. 5.625%, 3/01/2021	1,250,000	1,250,000
		4,721,425
MEDIA - BROADCAST - 4.02%
LIN Television Corp. 5.875%, 11/15/2022	860,000	860,000
Nexstar Broadcasting, Inc. 6.125%, 2/15/2022 (c)(d)	2,350,000	2,344,125
Sinclair Television Group, Inc.
5.375%, 4/01/2021	3,280,000	3,280,000
6.125%, 10/01/2022	750,000	757,500
TEGNA, Inc.
5.125%, 10/15/2019	879,000	879,686
5.125%, 7/15/2020	5,656,000	5,657,244
Tribune Media Co. 5.875%, 7/15/2022	2,794,000	2,821,940
Univision Communications, Inc. 6.75%, 9/15/2022 (c)(d)	2,360,000	2,360,000
		18,960,495
MEDIA - CABLE - 8.97%
Cable ONE, Inc. 5.75%, 6/15/2022 (c)(d)	2,525,000	2,543,938
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25%, 3/15/2021	993,000	994,241
5.25%, 9/30/2022	5,575,000	5,536,672
CSC Holdings, LLC
6.75%, 11/15/2021	800,000	822,000
5.125%, 12/15/2021 (c)(d)	1,945,000	1,910,962
5.125%, 12/15/2021 (c)(d)	2,000,000	1,965,000
10.125%, 1/15/2023 (c)(d)	3,125,000	3,371,094
10.875%, 10/15/2025 (c)(d)	4,070,000	4,583,838
DISH DBS Corp.
7.875%, 9/01/2019	2,420,000	2,475,176
5.125%, 5/01/2020	425,000	420,750
6.75%, 6/01/2021	4,694,000	4,657,387
5.875%, 7/15/2022	1,130,000	1,043,837
GCI, LLC 6.75%, 6/01/2021	3,441,000	3,457,448
Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.50%, 4/15/2021	2,547,000	2,547,000
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 8/15/2023 (c)(d)	4,025,000	4,145,750
Netflix, Inc.
5.375%, 2/01/2021	1,500,000	1,522,500
5.50%, 2/15/2022	250,000	253,125
		42,250,718
MEDIA DIVERSIFIED & SERVICES - 1.70%
National CineMedia, LLC 6.00%, 4/15/2022	2,205,000	2,218,781
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	1,290,000	1,277,100
5.50%, 10/01/2021 (b)(c)(d)	3,775,000	3,746,688
5.00%, 4/15/2022 (c)(d)	800,000	768,000
		8,010,569
METALS & MINING EXCLUDING STEEL - 1.93%
Arconic, Inc. 5.40%, 4/15/2021	1,405,000	1,424,319

FMG Resources Pty, Ltd. 4.75%, 5/15/2022 (b)(c)(d)	1,550,000	1,478,312
Freeport-McMoRan, Inc. 6.875%, 2/15/2023	2,040,000	2,111,400
Teck Resources, Ltd. 8.50%, 6/01/2024 (b)(c)(d)	3,786,000	4,065,218
		9,079,249
NON-FOOD & DRUG RETAILERS - 1.27%
Michaels Stores, Inc. 5.875%, 12/15/2020 (c)(d)	4,815,000	4,808,981
William Carter Co. 5.25%, 8/15/2021	1,175,000	1,172,063
		5,981,044
OIL & GAS - 0.34%
Range Resources Corp. 5.75%, 6/01/2021	1,650,000	1,604,625
PACKAGING - 3.65%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (b)(c)(d)	524,000	524,655
Berry Global, Inc. 6.00%, 10/15/2022	3,700,000	3,746,250
Greif, Inc. 7.75%, 8/01/2019	1,825,000	1,863,781
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	6,323,428	6,315,524
6.875%, 2/15/2021 (e)	1,351,495	1,353,185
5.936% (3 Month LIBOR USD + 3.50%), 7/15/2021 (a)(c)(d)	1,150,000	1,148,562
Silgan Holdings, Inc. 5.50%, 2/01/2022	2,250,000	2,258,438
		17,210,395
PRINTING & PUBLISHING - 0.10%
Harland Clarke Holdings Corp. 8.375%, 8/15/2022 (c)(d)	538,000	492,942
REITS - 0.57%
VICI Properties 1, LLC / VICI FC, Inc. 8.00%, 10/15/2023	2,503,582	2,703,869
RESTAURANTS - 0.08%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/2022 (b)(c)(d)	403,000	390,910
STEEL PRODUCERS & PRODUCTS - 0.53%
Steel Dynamics, Inc. 5.125%, 10/01/2021	255,000	255,000
Zekelman Industries, Inc. 9.875%, 6/15/2023 (c)(d)	2,131,000	2,253,532
		2,508,532
SUPPORT - SERVICES - 2.81%
CoreCivic, Inc. 4.125%, 4/01/2020	1,250,000	1,225,000
Garda World Security Corp. 7.25%, 11/15/2021 (b)(c)(g)	1,000,000	971,250
GEO Group, Inc. 5.875%, 1/15/2022	2,955,000	2,888,660
Herc Rentals, Inc. 7.50%, 6/01/2022 (c)(d)	920,000	959,100
Iron Mountain, Inc.
4.375%, 6/01/2021 (c)(d)	950,000	940,500
6.00%, 8/15/2023	5,042,000	5,117,630
Williams Scotsman International, Inc. 7.875%, 12/15/2022 (c)(d)	1,180,000	1,156,400
		13,258,540
TECHNOLOGY - 4.54%
Advanced Micro Devices, Inc. 7.00%, 7/01/2024	168,000	173,040
CDK Global, Inc. 3.80%, 10/15/2019 (e)	1,575,000	1,571,063
CommScope, Inc. 5.00%, 6/15/2021 (c)(d)	2,795,000	2,777,531
Dell International, LLC / EMC Corp. 5.875%, 6/15/2021 (c)(d)	4,500,000	4,506,399
EMC Corp. 3.375%, 6/01/2023	1,000,000	868,486
First Data Corp.
5.375%, 8/15/2023 (c)(d)	4,025,000	3,964,625
5.75%, 1/15/2024 (c)(d)	1,110,000	1,086,413
Infor Software Parent, LLC / Infor Software Parent, Inc. 7.125% Cash or 8.00% PIK, 5/01/2021 (c)(d)(i)	1,340,000	1,309,850
Infor U.S., Inc. 5.75%, 8/15/2020 (c)(d)	1,925,000	1,933,181
NCR Corp.
4.625%, 2/15/2021	950,000	928,625
5.875%, 12/15/2021	1,325,000	1,296,844
NXP B.V. / NXP Funding, LLC 4.125%, 6/01/2021 (b)(c)(d)	1,000,000	990,000
		21,406,057
TELECOMMUNICATIONS - SATELLITES - 1.87%
Hughes Satellite Systems Corp.
6.50%, 6/15/2019	1,723,000	1,741,307
7.625%, 6/15/2021	5,000,000	5,200,000
Inmarsat Finance PLC 4.875%, 5/15/2022 (b)(c)(d)	684,000	648,364
Intelsat Jackson Holdings S.A. 8.00%, 2/15/2024 (b)(c)(d)	1,205,000	1,244,162
		8,833,833
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 6.18%

Altice Financing S.A. 6.625%, 2/15/2023 (b)(c)(d)	1,250,000	1,203,125
Altice Luxembourg S.A. 7.75%, 5/15/2022 (b)(c)(d)	550,000	502,562
CenturyLink, Inc.
5.625%, 4/01/2020	2,425,000	2,421,969
6.45%, 6/15/2021	1,420,000	1,421,775
Cogent Communications Finance, Inc. 5.625%, 4/15/2021 (c)(d)	675,000	673,312
Cogent Communications Group, Inc. 5.375%, 3/01/2022 (c)(d)	525,000	523,688
Equinix, Inc. 5.375%, 1/01/2022	603,000	609,030
Level 3 Financing, Inc. 6.125%, 1/15/2021	2,100,000	2,105,250
Sprint Communications, Inc.
6.90%, 5/01/2019	2,085,000	2,103,244
7.00%, 8/15/2020	4,800,000	4,926,240
Sprint Corp. 7.25%, 9/15/2021	1,200,000	1,231,200
T-Mobile USA, Inc. 6.00%, 3/01/2023	8,775,000	8,838,443
Zayo Group, LLC / Zayo Capital, Inc. 6.00%, 4/01/2023	2,675,000	2,548,232
		29,108,070
TRANSPORTATION EXCLUDING AIR & RAIL - 1.05%
XPO Logistics, Inc. 6.50%, 6/15/2022 (c)(d)	4,960,000	4,935,200
UTILITIES - ELECTRIC - 2.06%
AES Corp. 4.50%, 3/15/2023	995,000	973,856
Vistra Energy Corp.
7.375%, 11/01/2022	5,343,000	5,530,005
5.875%, 6/01/2023	2,600,000	2,613,000
7.625%, 11/01/2024	550,000	581,625
		9,698,486
UTILITIES - GAS - 1.80%
Blue Racer Midstream, LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022 (c)(d)	1,522,000	1,476,340
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/2023	1,375,000	1,330,313
DCP Midstream Operating, LP 5.35%, 3/15/2020 (c)(d)	765,000	769,781
Genesis Energy, LP / Genesis Energy Finance Corp. 6.75%, 8/01/2022	1,054,000	1,032,920
NGL Energy Partners, LP / NGL Energy Finance Corp. 5.125%, 7/15/2019	3,075,000	3,059,625
NuStar Logistics, LP
4.80%, 9/01/2020	300,000	295,500
6.75%, 2/01/2021	500,000	506,250
		8,470,729
TOTAL CORPORATE BONDS (Cost $402,705,114)		392,830,299

BANK LOANS - 13.40%

AEROSPACE & DEFENSE - 0.36%
Transdigm, Inc., Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%), 6/09/2023 (a)	1,810,019	1,712,730
AUTOMOTIVE - 0.48%
CWGS Group, LLC
Senior Secured First Lien Term Loan 5.129% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (a)	2,466,415	2,240,319
Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (a)	9,711	8,821
		2,249,140
BEVERAGE & FOOD - 0.14%
Allflex Holdings III, Inc., Senior Secured First Lien Term Loan 5.699% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 7/17/2020 (a)	671,646	666,188
BUILDING MATERIALS - 0.25%
QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 11/15/2023 (a)	1,253,133	1,197,531
CHEMICALS - 0.18%
Nexeo Solutions, LLC
Senior Secured First Lien Term Loan 5.777% (3 Month LIBOR USD + 3.25%), 6/09/2023 (a)	299,542	294,799
Senior Secured First Lien Term Loan 6.053% (3 Month LIBOR USD + 3.25%), 6/09/2023 (a)	282,712	278,235
Senior Secured First Lien Term Loan 5.957% (3 Month LIBOR USD + 3.25%), 6/09/2023 (a)	295,420	290,742
		863,776
CONSUMER PRODUCTS - 0.50%
Alphabet Holding Company, Inc., Senior Secured First Lien Term Loan 6.022% (1 Month LIBOR USD + 3.50%), 9/26/2024 (a)	1,478,775	1,338,291
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 6.522% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 5/15/2023 (a)	1,080,045	1,021,998
		2,360,289
ENVIRONMENTAL - 0.17%
Granite Acquisition, Inc., Senior Secured First Lien Term Loan 6.303% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (a)	836,286	822,696
FINANCE - INSURANCE - 0.63%
HUB International, Ltd., Senior Secured First Lien Term Loan 5.24% (3 Month LIBOR USD + 2.75%), 4/25/2025 (a)	845,750	800,955

U.S.I., Inc., Senior Secured First Lien Term Loan 5.803% (3 Month LIBOR USD + 3.00%), 5/16/2024 (a)	2,277,000	2,154,611
		2,955,566
FINANCE - SERVICES - 0.77%
Deerfield Holdings Corp., Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 2/13/2025 (a)	2,481,250	2,356,158
WEX, Inc., Senior Secured First Lien Term Loan 4.748% (1 Month LIBOR USD + 2.25%), 6/30/2023 (a)	1,330,108	1,283,554
		3,639,712
GAMING - 0.71%
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 6.303% (3 Month LIBOR USD + 3.50%), 7/10/2025 (a)	1,651,700	1,601,116
Station Casinos, LLC, Senior Secured First Lien Term Loan 5.03% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 6/08/2023 (a)	1,808,444	1,741,921
		3,343,037
GENERAL INDUSTRIAL MANUFACTURING - 0.19%
EWT Holdings III Corp., Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/20/2024 (a)	904,637	880,891
HEALTHCARE - 3.02%
Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan 5.682% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 4/28/2022 (a)	2,450,687	2,298,279
Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 6.063% (1 Month LIBOR USD + 3.50%), 5/05/2025 (a)	2,486,922	2,364,640
Bausch Health Companies, Inc., Senior Secured First Lien Term Loan 5.129% (1 Month LIBOR USD + 2.75%), 11/27/2025 (a)	1,500,000	1,427,580
Envision Healthcare Corp., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 10/10/2025 (a)	1,550,000	1,448,692
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan 4.664% (1 Week LIBOR USD + 2.25%), 01/31/2025 (a)	1,500,000	1,444,582
Jaguar Holding Co. II, Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 8/18/2022 (a)	972,292	927,324
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 7.129% (3 Month LIBOR USD + 4.50%), 11/14/2025 (a)	2,500,000	2,378,913
RPI Finance Trust, Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 3/27/2023 (a)	1,983,267	1,925,544
		14,215,554
HOTELS - 0.31%
ESH Hospitality, Senior Secured First Lien Term Loan 4.498% (1 Month LIBOR USD + 2.00%), 08/30/2023 (a)	1,500,000	1,445,625
LEISURE & ENTERTAINMENT - 0.62%
Delta 2 (Lux) S.A.R.L, Senior Secured First Lien Term Loan 5.022% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 2/01/2024 (a)	1,625,890	1,544,929
Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan 4.772% (1 Month LIBOR USD + 2.25%), 8/29/2025 (a)	1,385,000	1,357,300
		2,902,229
MEDIA - BROADCAST - 0.11%
Univision Communications Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 3/15/2024 (a)	565,537	514,639
MEDIA - CABLE - 0.52%
Cogeco Communications (USA) II, LP, Senior Secured First Lien Term Loan 4.897% (1 Month LIBOR USD + 2.375%), 1/03/2025 (a)	845,750	804,168
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 5.72% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 8/18/2023 (a)	1,795,008	1,667,114
		2,471,282
MEDIA DIVERSIFIED & SERVICES - 0.78%
Ancestry.com Operations, Inc., Senior Secured First Lien Term Loan 5.78% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/19/2023 (a)	1,089,200	1,044,270
Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan 6.272% (1 Month LIBOR USD + 3.75%), 10/01/2025 (a)	1,135,000	1,085,344
Meredith Corp., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 1/31/2025 (a)	1,561,389	1,520,840
		3,650,454
PACKAGING - 0.22%
Titan Acquisition, Ltd., Senior Secured First Lien Term Loan 5.345% (1 Month LIBOR USD + 3.00%), 3/28/2025 (a)	1,141,375	1,050,065
SUPPORT - SERVICES - 2.06%
Asurion, LLC
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 8/04/2022 (a)	480,284	462,788
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	185,867	178,665
Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,492,500	1,432,337
Camelot Finance, LP, Senior Secured First Lien Term Loan 5.772% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/03/2023 (a)	928,692	889,223
Frontdoor, Inc., Senior Secured First Lien Term Loan 5.063% (1 Month LIBOR USD + 2.50%), 8/18/2025 (a)	1,456,350	1,405,378
Garda World Security Corp.
Senior Secured First Lien Term Loan 8.00% (Prime Rate + 2.50%, 1.000% Floor), 5/24/2024 (a)	1,606	1,535
Senior Secured First Lien Term Loan 6.236% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 5/24/2024 (a)	631,106	603,230
IRI Holdings, Inc., Senior Secured First Lien Term Loan 6.845% (1 Month LIBOR USD + 4.50%), 12/01/2025 (a)	715,000	698,691
Spin Holdco, Inc., Senior Secured First Lien Term Loan 5.686% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 11/14/2022 (a)	1,560,190	1,493,102
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 5.522% (1 Month LIBOR USD + 3.00%), 5/01/2024 (a)	1,674,500	1,609,194
Trans Union, LLC, Senior Secured First Lien Term Loan 4.522% (1 Month LIBOR USD + 2.00%), 4/10/2023 (a)	945,102	911,688
		9,685,831
TECHNOLOGY - 1.38%
MA FinanceCo., LLC, Senior Secured First Lien Term Loan 4.772% (1 Month LIBOR USD + 2.25%), 11/19/2021 (a)	1,637,625	1,563,932
Rackspace Hosting, Inc., Senior Secured First Lien Term Loan 5.582% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/03/2023 (a)	982,538	871,756
Sabre GLBL, Inc., Senior Secured First Lien Term Loan 4.498% (1 Month LIBOR USD + 2.00%), 02/22/2024 (a)	1,741,723	1,692,371
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 5.272% (1 Month LIBOR USD + 2.75%), 2/05/2024 (a)	2,475,000	2,388,771
		6,516,830
TOTAL BANK LOANS (Cost $65,821,673)		63,144,065

	Shares
SHORT-TERM INVESTMENTS - 1.43%
Money Market Fund - 1.43%
Fidelity Government Portfolio - Institutional Class, 2.25% (f)	6,716,840	6,716,840
TOTAL SHORT-TERM INVESTMENTS (Cost $6,716,840)		6,716,840
Total Investments (Cost $475,243,627) - 98.18%		462,691,204
Other Assets in Excess of Liabilities - 1.82%		8,594,590
TOTAL NET ASSETS - 100.00%		$471,285,794

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2018.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a security.
(d)	The Fund's Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018 the value of these investments was $144,294,829 or 30.62% of net assets.
(e)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of December 31, 2018, and will continue at the stated rate until maturity (3.80% for CDK Global, Inc.,
5.375% for Molina Healthcare, Inc., and 6.875% for Reynolds Group Issuer, Inc.).
(f)	Rate shown is the 7-day annualized yield as of December 31, 2018.
(g)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
December 31, 2018 the value of these investments was $1,909,850 or 0.41% of net assets.
(h)	All or a portion is posted as collateral for delayed settlement securities.
(i)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

Note 1 - Summary of Fair Value Measurements at December 31, 2018 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Shenkman Capital Floating Rate High Income Fund and the Shenkman Capital Short Duration High Income Fund's
(each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange
(4:00 pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.
To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.
These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of
December 31, 2018:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Information	$91,120	$-	$-	$91,120
Manufacturing	915,689	-	-	915,689
Mining, Quarrying, and Oil and Gas Extraction	-	40,400	32,362	72,762
Total Common Stocks	1,006,809	40,400	32,362	1,079,571
Fixed Income
Bank Loan Obligations	-	207,424,603	35,034	207,459,637
Corporate Bonds	-	25,959,463	-	25,959,463
Total Fixed Income	-	233,384,066	35,034	233,419,100
Private Placements
Utilities	-	31,500	-	31,500
Total Private Placements	-	31,500	-	31,500
Warrants	-	187,455	14,354	201,809
Short-Term Investments	10,271,921	-	-	10,271,921
Total Investments	$11,278,730	$233,643,421	$81,750	$245,003,901

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels during the period ended December 31, 2018.

Shenkman Capital Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

	Common Stocks	Warrants	Bank Loans	Total
Balance as of September 30, 2018	$35,543	$19,419	$-	$54,962
Purchases	-	-	35,034	35,034
Change in unrealized appreciation	(3,181)	(5,065)	-	(8,246)
Balance as of December 31, 2018	$32,362	$14,354	$35,034	$81,750

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at December 31, 2018	$(8,246)

The Level 3 investments as of December 31, 2018 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$63,144,065	$-	$63,144,065
Corporate Bonds	-	392,830,299	-	392,830,299
Total Fixed Income	-	455,974,364	-	455,974,364
Short-Term Investments	6,716,840	-	-	6,716,840
Total Investments	$6,716,840	$455,974,364	$-	$462,691,204

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels during the period ended December 31, 2018. There were no Level 3 securities held in the Fund at
December 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date  2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date  2/28/2019

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date  2/27/2019

* Print the name and title of each signing officer under his or her signature.